Income from reinsurance ceded (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Income From Reinsurance Ceded

	2020	2019	2018
Recovered claims and benefits	3,250	3,367	3,127
Change in technical provisions	310	1	424
Commissions	406	218	241
Total	3,965	3,586	3,791